PROPERTY AND EQUIPMENT - Additional Information (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Member]
Property and Equipment [Line Items]
Depreciation	$ 4,564	$ 2,958
Aircraft [Member]
Property and Equipment [Line Items]
Property, Plant, and Equipment, Lessor Asset under Operating Lease, Accumulated Depreciation	1,178	1,120
Property, Plant, and Equipment, Excluding Lessor Asset under Operating Lease, Accumulated Depreciation	$ 58	$ 0